Supplement to the

Fidelity® Convertible Securities Fund (FCVSX), Fidelity Equity Dividend Income Fund (FEQTX), Fidelity Growth Company Fund (FDGRX), Fidelity Growth Strategies Fund (FDEGX), Fidelity Independence Fund (FDFFX), and Fidelity New Millennium Fund® (FMILX)

Fidelity Convertible Securities Fund is a Class of shares of Fidelity Convertible Securities Fund;
Fidelity Equity Dividend Income Fund is a Class of shares of Fidelity Equity Dividend Income Fund;
Fidelity Growth Company Fund is a Class of shares of Fidelity Growth Company Fund;
Fidelity Growth Strategies Fund is a Class of shares of Fidelity Growth Strategies Fund; and
Fidelity Independence Fund is a Class of shares of Fidelity Independence Fund

Funds of Fidelity Financial Trust and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2015

The following information replaces similar information found in the "Description of the Trust" section on page 58.

Custodians. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Convertible Securities Fund, Fidelity Equity Dividend Income Fund, Fidelity Growth Strategies Fund, and Fidelity Independence Fund. The Bank of New York Mellon, One Wall Street, New York, New York, is custodian of the assets of Fidelity Growth Company Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity New Millennium Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Convertible Securities Fund, Fidelity Equity Dividend Income Fund, Fidelity Growth Company Fund, Fidelity Growth Strategies Fund, and Fidelity Independence Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Convertible Securities Fund, Fidelity Equity Dividend Income Fund, Fidelity Growth Strategies Fund, Fidelity Independence Fund, and Fidelity New Millennium Fund in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FFVSB-15-01  June 1, 2015
1.800200.117